Lease - Future lease payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease
2023	¥ 54,976
2024	43,184
2025	1,211
Total future lease payments	99,371
Less: imputed interest	(2,814)
Total lease liabilities	¥ 96,557	¥ 122,700